Loss per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Loss attributable to common equity holders	$ (789)	$ (13,199)
Weighted average number of shares for basic and diluted LPS	9,001,704	83,354